                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Timeless Investment Management & Research, LLC
Address:  150 N. Michigan Ave.
          32nd Floor
          Chicago, IL 60601

Form 13F File Number:  28-_____________

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick J. Wolcott
Title:    Principal
Phone:    (312) 233-9932

Signature, Place, and Date of Signing:

/s/ Patrick J. Wolcott            Chicago, Illinois             February 6, 2003
----------------------            -----------------             ----------------
[Signature]                       [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  $138,959
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                                    FORM 13 F
 Name of Reporting Manager: Timeless Investment Management & Research, LLC, 4Q02

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                                                              Shares of                              Managers
Name of Issuer         Title of     CUSIP     Fair Market     Principal                                See       Voting Authority
                        Class                    Value         Amount      Investment Discretion     Instr, V        (Shares)
                                                                        ----------------------------          ----------------------
                                                                         (a)     (b) Shared-   (c)            (a)      (b)    (c)
                                                                         Sole    As Defined  Shared-          Sole    Shared  None
                                                                                 in Instr. V  Other
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
Common:
APOGENT TECHNOLOGIES
 INC                  Common Stock  03760A101 $  5,141,760.00  247,200  247,200                                              247,200
BEARING POINT INC     Common Stock  074002106 $  3,349,260.00  485,400  485,400                                              485,400
BJS WHSL CLUB         Common Stock  05548J106 $  5,398,500.00  295,000  295,000                                              295,000
BOK FINL CORP COM NEW Common Stock  05561Q201 $  3,449,535.00  106,500  106,500                                              106,500
CORUS BANKSHARES      Common Stock  220873103 $  4,322,340.00   99,000   99,000                                               99,000
CRANE CO              Common Stock  224399105 $  3,991,979.00  200,300  200,300                                              200,300
DUANE READE INC       Common Stock  263578106 $  5,132,300.00  301,900  301,900                                              301,900
EDWARDS A G INC       Common Stock  281760108 $  4,472,672.00  135,700  135,700                                              135,700
ENTEGRIS INC          Common Stock  29362U104 $  6,252,100.00  607,000  607,000                                              607,000
HASBRO INC            Common Stock  418056107 $  4,859,085.00  420,700  420,700                                              420,700
HOME FED BANCORP      Common Stock  436926109 $  4,274,550.00  177,000  177,000                                              177,000
HON INDUSTRIAL        Common Stock  438092108 $  4,046,868.00  143,100  143,100                                              143,100
IDEX CORP             Common Stock  45167R104 $  4,273,890.00  130,700  130,700                                              130,700
INSIGHT ENTERPRISES
 INC                  Common Stock  45765U103 $  5,052,480.00  608,000  608,000                                              608,000
KAYDON CORP           Common Stock  486587108 $  4,435,011.00  209,100  209,100                                              209,100
KEANE INC COM         Common Stock  486665102 $  5,140,482.00  571,800  571,800                                              571,800
LITTELFUSE INC        Common Stock  537008104 $  4,695,510.00  278,500  278,500                                              278,500
METTLER TOLEDO INTL
 INC                  Common Stock  592688105 $  4,825,030.00  150,500  150,500                                              150,500
NORDSON CORP          Common Stock  655663102 $  2,974,634.00  119,800  119,800                                              119,800
PERRIGO CO            Common Stock  714290103 $  3,706,965.00  305,100  305,100                                              305,100
PLEXUS CORP           Common Stock  729132100 $  4,698,178.00  535,100  535,100                                              535,100
POLO RALPH LAUREN     Common Stock  731572103 $  4,591,360.00  211,000  211,000                                              211,000
QUINTILES
 TRANSNATIONAL        Common Stock  748767100 $  5,069,900.00  419,000  419,000                                              419,000
RAYMOND JAMES
 FINANCIAL            Common Stock  754730109 $  3,209,430.00  108,500  108,500                                              108,500
ROPER INDS            Common Stock  776696106 $  3,663,660.00  100,100  100,100                                              100,100
SUPERIOR INDS         Common Stock  868168105 $  3,039,960.00   73,500   73,500                                               73,500
SYBRON DENTAL
 SPECIALTIES          Common Stock  871142105 $  5,565,780.00  374,800  374,800                                              374,800
TETRA TECH INC NEW    Common Stock  88162G103 $  4,876,340.00  399,700  399,700                                              399,700
TOYS R US INC         Common Stock  892335100 $  5,990,000.00  599,000  599,000                                              599,000
VALASSIS
 COMMUNICATIONS       Common Stock  918866104 $  4,991,328.00  169,600  169,600                                              169,600
WERNER ENTERPRISES
 INC                  Common Stock  950755108 $  3,468,483.00  161,100  161,100                                              161,100
                      Subtotal
                       Common                 $138,959,370.00
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Preferred:

                      Subtotal
                       Preferred              $             -
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                      Grand Total             $138,959,370.00
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